Income Taxes (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Vietnam Tax Laws [Member]
Income Taxes [Line Items]
Corporate tax rate	20.00%
Hong Kong Tax Laws [Member]
Income Taxes [Line Items]
Foreign income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Foreign income tax rate	25.00%